Subsequent Event	12 Months Ended
Dec. 31, 2017
Subsequent Event [Abstract]
SUBSEQUENT EVENT	NOTE 12 - SUBSEQUENT EVENT In March 2018, the Company distributed dividend to its shareholders in the amount of approximately $5.8 million.